Employee costs and share plans for employees, AstraZeneca Global Restricted Stock Plan (Details) - AstraZeneca Global Restricted Stock Plan EquityInstruments in Thousands	1 Months Ended
	Nov. 30, 2017 GBP (£) EquityInstruments	Aug. 31, 2017 GBP (£) EquityInstruments	May 31, 2017 GBP (£) EquityInstruments	Mar. 31, 2017 GBP (£) EquityInstruments	Aug. 31, 2016 GBP (£) EquityInstruments	Mar. 31, 2016 GBP (£) EquityInstruments	Aug. 31, 2015 GBP (£) EquityInstruments	Mar. 31, 2015 GBP (£) EquityInstruments	Nov. 30, 2017 USD ($)	Aug. 31, 2017 USD ($)	May 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Aug. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)
Share plans
Number of shares awarded	77	31	78	2,502	122	2,695	17	1,966
Weighted average fair value	£ 49.42	£ 44.68	£ 52.14	£ 48.80	£ 50.71	£ 39.23	£ 42.45	£ 47.62	$ 66.24	$ 58.22	$ 68.40	$ 61.76	$ 67.16	$ 56.38	$ 66.42	$ 70.58